SEGMENTS, CUSTOMERS AND GEOGRAPHIC INFORMATION (Revenues by Geographical Areas from External Customers) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 141,841	$ 80,473	$ 43,676
North America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	72,243	43,713	26,280
Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	38,376	19,413	9,073
Latin America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	14,666	8,909	4,260
Asia and others [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 16,556	$ 8,438	$ 4,063